Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (62,570,000)	$ (32,325,000)	$ (157,291,000)	$ (121,652,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,348,000	3,629,000	14,433,000	13,975,000
Stock-based compensation	3,814,000	1,421,000	10,621,000	3,154,000
Inventory write-down	1,581,000	0	4,078,000	0
Non-cash interest on long-term debt, due to Parent Company			0	4,831,000
Non-cash investment in Sky and Space	0	(1,706,000)	(1,706,000)	0
Change in fair value of equity investments			(6,792,000)	0
Change in fair value of liability classified warrants	0	0	(3,749,000)	0
Change in fair value of equity investments	(4,185,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(1,420,000)	352,000	1,278,000	(1,351,000)
Contract assets			(3,077,000)	0
Inventory	(6,717,000)	(8,495,000)	(37,940,000)	(66,000)
Prepaid expenses			(1,259,000)	320,000
Prepaid expenses and other current assets	3,004,000	1,227,000
Other noncurrent assets	1,913,000	88,000	(32,000)	(82,000)
Due (to) from related party, net			(75,000)	898,000
Accounts payable	(2,327,000)	1,424,000	6,639,000	(480,000)
Other long-term liabilities	(339,000)	(210,000)	2,142,000	(472,000)
Accrued liabilities	(1,317,000)	(2,378,000)	5,326,000	5,921,000
Deferred revenue	1,285,000	(9,000)	13,502,000	(48,090,000)
Other, net	(59,000)	(21,000)	(95,000)	78,000
Net cash used in operating activities	(61,627,000)	(39,467,000)	(153,997,000)	(143,016,000)
Cash flows from investing activities:
Purchase of property and equipment	(4,996,000)	(5,188,000)	(25,280,000)	(13,337,000)
Purchase of investment in Arqit			(5,000,000)	0
Proceeds from sale of property and equipment			0	39,000
Net cash used in investing activities	(4,996,000)	(5,188,000)	(30,280,000)	(13,298,000)
Cash flows from financing activities:
Payments of finance lease obligations	(91,000)	(61,000)	(257,000)	(243,000)
Proceeds from the exercise of stock options	0	21,000	2,807,000	409,000
Advances to stock option holders	0	18,000	18,000	(18,000)
Parent Company contributions	0	46,141,000	169,139,000	150,000,000
Parent Company distributions			0	(118,488,000)
Cash proceeds from the Transactions, net of redemptions			200,102,000	0
Payment of transaction costs related to the Transactions			(19,336,000)	0
Net cash provided by financing activities	(91,000)	46,119,000	352,473,000	31,660,000
Net increase (decrease) in cash and cash equivalents and restricted cash	(66,714,000)	1,464,000	168,196,000	(124,654,000)
Cash and cash equivalents and restricted cash at the beginning of the period	194,982,000	26,786,000	26,786,000	151,440,000
Cash and cash equivalents and restricted cash at the end of the period	128,268,000	28,250,000	194,982,000	26,786,000
Cash and cash equivalents	127,440,000	27,234,000	194,154,000	22,433,000
Restricted cash	828,000	1,016,000	828,000	4,353,000
Cash and cash equivalents and restricted cash	128,268,000	28,250,000	194,982,000	26,786,000
Schedule for non-cash investing activities and financing activities
Conversion of long-term debt due to Parent Company to Parent Company non-cash contributions			235,108,000	0
Unpaid property, plant and equipment received	$ 86,000	$ 26,000	$ 121,000	$ 26,000